Income Taxes, Components of Deferred Income Tax (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Current deferred tax assets	$ 96,886	$ 102,088
Net operating loss ("NOL") carryforwards	72,878	61,294
Stock-based compensation	21,072	19,028
Compensation and benefits - other	2,586	3,746
Deferred rent	18,513	19,462
Other	26,116	24,604
Total deferred tax assets	238,051	230,222
Less valuation allowance	(53,119)	(43,375)
Net deferred tax assets	184,932	186,847
Deferred tax liabilities
Property, plant and equipment	520,723	503,491
Licenses/intangibles	275,456	282,764
Partnership investments	149,371	133,931
Other	4,135	3,853
Total deferred tax liabilities	949,685	924,039
Net deferred income tax liability	$ 764,753	$ 737,192